Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums	$ 37,202	$ 36,403	$ 36,970
Universal life and investment-type product policy fees	5,482	5,570	5,824
Net investment income	16,790	16,243	18,158
Other revenues	1,685	1,927	1,962
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(96)	(61)	(36)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(11)	2	(9)
Other net investment gains (losses)	412	705	383
Total net investment gains (losses)	305	646	338
Net derivative gains (losses)	(874)	545	722
Total revenues	60,590	61,334	63,974
Expenses
Policyholder benefits and claims	36,316	35,102	35,393
Interest credited to policyholder account balances	5,176	4,415	5,726
Policyholder dividends	1,223	1,356	1,353
Other expenses	13,735	14,753	14,619
Total expenses	56,450	55,626	57,091
Income (loss) from continuing operations before provision for income tax	4,140	5,708	6,883
Provision for income tax expense (benefit)	666	1,700	1,936
Income (loss) from continuing operations, net of income tax	3,474	4,008	4,947
Income (loss) from discontinued operations, net of income tax	(2,670)	1,314	1,389
Net income (loss)	804	5,322	6,336
Less: Net income (loss) attributable to noncontrolling interests	4	12	27
Net income (loss) attributable to MetLife, Inc.	800	5,310	6,309
Less: Preferred stock dividends	103	116	122
Preferred stock repurchase premium	0	42	0
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 697	$ 5,152	$ 6,187
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders per common share:
Basic	$ 3.06	$ 3.43	$ 4.25
Diluted	3.04	3.40	4.20
Net income (loss) available to MetLife, Inc.’s common shareholders per common share:
Basic	0.63	4.61	5.48
Diluted	0.63	4.57	5.42
Cash dividends declared per common share	$ 1.575	$ 1.475	$ 1.325